Short-term loans	12 Months Ended
Dec. 31, 2017
Short-term loans [abstract]
Short-term loans
30	Short-term loans

Short-term loans are as follows:

	As at 31 December 2017			As at 31 December 2016
	Original currency	RMB equivalent	Annual interest rate	Original currency	RMB equivalent	Annual interest rate
	'000			'000

Secured
RMB
- Fixed rate	24,000	24,000	4.71%-5.50%	13,500	13,500	3.00%
- Variable rate	-	-		112,034	112,034	2.77%-3.80%

Unsecured
RMB
- Fixed rate	10,450,248	10,450,248	3.92%-4.35%	3,319,947	3,319,947	3.70%-4.35%
- Variable rate	69,777,100	69,777,100	3.74%-4.35%	54,223,393	54,223,393	3.57%-4.35%

Total		80,251,348			57,668,874

As at 31 December 2017, short-term loans of RMB24million (31 December 2016: RMB126 million) represented the notes receivable that were discounted with recourse. As these notes receivable had not yet matured, the proceeds received were recorded as short-term loans.

As at 31 December 2017, a short-term loan borrowed from Xi'an Thermal Power Research Institute Co., Ltd ("Xi'an Thermal") amounted to RMB100 million (31 December 2016: 100 million) with annual interest rate of 4.13%(31 December 2016: 3.92%).

As at 31 December 2017, short-term loans borrowed from Huaneng Finance amounted to RMB6,505 million (31 December 2016: RMB3,355 million) with annual interest rate ranged from 3.92% to 4.35%(31 December 2016: from 3.92% to 4.13%).

As at 31 December 2017, short-term loans borrowed from a subsidiary of Huaneng Energy & Communications Holdings Co., Ltd. amounted to RMB753 million (31 December 2016: RMB0 million) with annual interest rate ranged from 3.92% to 4.13%(31 December 2016:nil).